SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 03312013
Check here if Amendment [ ]; Amendment Number:
his Amendment (Check only one.) :	 [] is a restatement.
      [ ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

Cumberland Advisors
One Sarasota Tower, 2 N. Tamiami Trail, Suite 303, Sarasota, FL 34236
800-257-7013

Form 13F File Number: 28-11051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Therese M. Pantalione
Title: Managing Director, Compliance Officer
Phone: 856-692-6690

Signature, Place, and Date of Signing:

Therese M. Pantalione, Vineland, NJ January 25, 2013

Report Type (Check only one.):

[x ]   13F HOLDINGS REPORT.
[  ]   13F NOTICE.
[  ]   13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0

 Form 13F Information Table Entry Total: 	46

Form 13F Information Table Value Total: 	$178,215 (thousands)


List of Other Included Managers: NONE

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
                      FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
SUSQUEHANNA BANCSHARES INC     Common Stock     869099101      214    17212 SH       Sole                    17212
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369y407     1889    35650 SH       Sole                    35650
GLOBAL X MANAGEMENT            GLOBAL  X SOC MEDIA37950e416    783    56730 SH       Sole                    56730
RYDEX ETF TR                   S&P 500 EQ TRD   78355W106    10123   169740 SH       Sole                   169740
GUGGENHEIM S&P 500             GUGG S&P 500 PURE VAL78355w304 3895   100270 SH       Sole                   100270
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209     2474    53763 SH       Sole                    53763
SELECT SECTOR SPDR TR          SBI INT-INDS     81369y704     4918   117780 SH       Sole                   117780
ISHARES TR                     TRANSP AVE  IDX  464287192     6393    57440 SH       Sole                    57440
ISHARES TR                     S&P NA SOFTWR    464287515     3856    55555 SH       Sole                    55555
Powershares ETF Trust          Basic Mat Sec    73935x427     1982    45600 SH       Sole                    45600
POWERSHARES                    DYNAMIC MKT PORT 73935x104     7963   142184 SH       Sole                   142184
Powershares ETF Trust          KBW BK Port      73937b746    10204   353217 SH       Sole                   353217
POWERSHARES                    S&P SMCP FINANCIALS73937b803    982    28245 SH       Sole                    28245
POWERSHARES ETF TR II          S&P SMCP HC PO   73937b886     3173    79105 SH       Sole                    79105
REVENUESHARES ETF TR           LARGECAP FD      761396100     7186   235510 SH       Sole                   235510
REVENUE SHARES                 SMALL CAP ETF    761396308     5016   120370 SH       Sole                   120370
SPDR S&P 500 ETF TR            TR UNIT          78462f103     2995    19115 SH       Sole                    19115
SPDR SERIES TRUST              S&P HOMEBUILD    78464a888     7665   254990 SH       Sole                   254990
SPDR SERIES TRUST              S&P INS ETF      78464a789     4445    85675 SH       Sole                    85675
SPDR S&P MIDCAP 400 ETF TR     UTSER1 S&PDCRP   78467y107     2917    13910 SH       Sole                    13910
SPDR SERIES TRUST              S&P REGL BKG     78464a698     8449   265790 SH       Sole                   265790
GUGGENHEIM                     GUGGENHEIM CHINA SMALL CAP INDEX18383Q8535325 225440 SHSole                  225440
ISHARES                        CORE MSCI EMERGING MARKETS46434g103678 13350 SH       Sole                    13350
ISHARES TR                     MSCI ACWI EX     464288240     3169    73940 SH       Sole                    73940
ISHARES                        MSCI ACWI INDEX FUND464288257  2633    51884 SH       Sole                    51884
ISHARES INC                    MSCI AUSTRALIA   464286103     4527   167432 SH       Sole                   167432
ISHARES INC                    MSCI CHILE INVES 464286640      465     7165 SH       Sole                     7165
ISHARES INC                    MSCI GERMAN      464286806     3262   133325 SH       Sole                   133325
ISHARES INC                    MSCI HONG KONG   464286871     3045   153477 SH       Sole                   153477
ISHARES INC                    MSCI ITALY       464286855     2313   196010 SH       Sole                   196010
ISHARES INC                    MSCI MALAYSIA    464286830      199    13265 SH       Sole                    13265
ISHARES INC                    MSCI MEX INVEST  464286822     3661    49081 SH       Sole                    49081
ISHARES TR                     Phill Invstmrk   46429b408     4280   104038 SH       Sole                   104038
ISHARES INC                    MSCI SINGAPORE   464286673     3406   243986 SH       Sole                   243986
ISHARES INC                    MSCI SWEDEN      464286756     4132   127085 SH       Sole                   127085
ISHARES INC                    MSCI SWITZERLD   464286749     3710   126369 SH       Sole                   126369
ISHARES INC                    MSCI TAIWAN      464286731      217    16290 SH       Sole                    16290
ISHARES INC                    MSCI THAILAND    464286624     4041    44358 SH       Sole                    44358
ISHARES                        S&P GLBL ENERGY SECT464287341  2364    59216 SH       Sole                    59216
MARKET VECTORS INDONESIA INDEX INDONESIA ETF    57060u753     3648   113250 SH       Sole                   113250
VANGUARD MSCI  EMERGING MARKET MSCI EMR MKT ETF 922042858      519    12095 SH       Sole                    12095
vANGUARD                       GLO X-US REAL EST ETF922042676  846    14745 SH       Sole                    14745
WISDOMTREE TR                  INDIA ERNGS FD   97717w422     1347    74970 SH       Sole                    74970
WISDOMTREE TR                  JP TOTAL DIVID   97717w851    12986   300670 SH       Sole                   300670
NUVEEN                         Mutual Fund      670979103      223    14698 SH       Sole                    14698
VANGUARD                       Mutual Fund      922907209      206    14379 SH       Sole                    14379